Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	American Finance Trust, Inc.
Entity Central Index Key	0001568162
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false